Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Current Assets
Cash and cash equivalents	$ 34,232	$ 1,023,874	$ 807,484
Current financial assets at amortized cost			307,150
Current contract assets			2,283
Accounts receivable, net	506	15,120	9,343
Other receivables	156	4,654	5,811
Current income tax assets	33	982	113
Prepayments	1,704	50,984	56,511
Current assets	36,631	1,095,614	1,188,695
Non-current Assets
Property, plant and equipment	2,062	61,683	158,245
Right-of-use assets	3,598	107,611
Intangible assets	60	1,802	4,030
Deferred income tax assets	3	76	79
Other non-current assets	3,985	119,192	66,872
Non-current assets	9,708	290,364	229,226
Total Assets	46,339	1,385,978	1,417,921
Current Liabilities
Short-term borrowings	1,538	46,000	46,000
Other payables	4,382	131,064	206,268
Current lease liabilities	2,121	63,435
Other current liabilities	10,571	316,198	92,020
Current liabilities	18,612	556,697	344,288
Non-current Liabilities
Non-current contract liabilities	360	10,760
Long-term borrowings	1,856	55,508	368,010
Provisions for liabilities—non-current	215	6,432	6,922
Non-current lease liabilities	972	29,074
Other non-current liabilities	187	5,597	29,505
Non-current liabilities	3,590	107,371	404,437
Total Liabilities	22,202	664,068	748,725
Equity
Common shares	24,806	741,939	640,451
Capital surplus	57,015	1,705,324	952,364
Accumulated deficit	(57,431)	(1,717,775)	(910,042)
Other equity interest	(253)	(7,578)	(13,577)
Total Equity	24,137	721,910	669,196
Total Liabilities and Equity	$ 46,339	$ 1,385,978	$ 1,417,921